LOANID	SRVLOANID	SBO Loan_Number	Short Status	Add'l Comments	Supporting Documentation
BK - No Issues
Ave 365 - No Issues
Ave 365 - No Issues
BK - No Issues
BK - No Issues
BK - No Issues
BK - No Issues
			BK - Taxes	Delinquent	Yes
CL - Ownership No Issues
CL - No Issues
Ave 365 - No Issues
CL - Ownership No Issues
			CL - Cleared Taxes		Yes
BK - No Issues
CL - No Issues
BK - No Issues
CL - No Issues
BK - No Issues
BK - No Issues
BK - No Issues
BK - No Issues
Ave 365 - No Issues
Ave 365 - No Issues
BK - No Issues
BK - No Issues
BK - No Issues
BK - No Issues
BK - No Issues
BK - No Issues
CL - No Issues
BK - No Issues
BK - No Issues
BK - No Issues
BK - No Issues
Ave 365 - No Issues
			CL - Cleared Taxes		Yes
CL - No Issues
BK - No Issues
CL - No Issues
Ave 365 - No Issues
CL - No Issues
CL - No Issues
TPOL in lieu of report
TPOL in lieu of report
			CL - Cleared Taxes		Yes
TPOL in lieu of report
CL - No Issues
TPOL in lieu of report
CL - No Issues
CL - No Issues
CL - No Issues
CL - No Issues
TPOL in lieu of report
CL - No Issues
TPOL in lieu of report
TPOL in lieu of report
CL - No Issues
TPOL in lieu of report
CL - No Issues
CL - No Issues
TPOL in lieu of report
CL - No Issues
CL - No Issues
TPOL in lieu of report
CL - No Issues
TPOL in lieu of report
Pending
TPOL in lieu of report
CL - No Issues
Pending
CL - No Issues
CL - No Issues
CL - No Issues
TPOL in lieu of report
TPOL in lieu of report
Pending
Pending
TPOL in lieu of report
CL - No Issues
TPOL in lieu of report
TPOL in lieu of report
CL - No Issues
CL - No Issues
TPOL in lieu of report
CL - No Issues